Geographic and Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

	December 31
	2024	2023

Total assets	$97,601,550	$61,989,678
Interest income	$655,125	$1,107,093
Interest expense & accretion	$(8,091,412)	$(7,124,527)
Net (loss) for the year	$(25,341,623)	$(13,432,539)